Condensed Financial Information of the Parent Company - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Preferred Stock Shares		0	0
Cash dividend declared	$ 3,958
Hong Kong | Sinovac Hong Kong
Condensed Financial Statements, Captions [Line Items]
Cash dividend declared		$ 3,958